Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement

4. Fair Value Measurement

The estimated nonrecurring fair value measurements associated with fixed asset purchases recorded as equipment financing obligations totaling approximately $274,000 during the nine months ended September 30, 2018 were based on information provided by vendors, which involved the use of significant unobservable Level 3 inputs.

 Other Fair Value Measurements

As of the closing of the Company’s January 30, 2018 offering, the grant date fair value of the warrants issued to purchase up to 1,095,153 shares of common stock were estimated to be approximately $8.82 per share, or a total of approximately $9.7 million. The warrants sold in this offering have an exercise price of $4.53 per share, which is subject to down round adjustment, and expire five years from the date of issuance. The fair value of the warrants was estimated using a Monte Carlo simulation valuation model using Geometric Brownian Motion, incorporating anticipated future financing events, with the following assumptions:

Beginning stock price	$10.17
Exercise price	$4.53
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.48%
Expected life (in years)	5.00
Expected volatility	99.00%

As of the closing of the Company’s August 13, 2018 rights offering, the grant date fair value of the warrants issued to purchase up to 2,549,140 shares of common stock were estimated to be approximately $3.30 per share, or a total of approximately $8.4 million. The warrants sold in this offering have an exercise price of $4.53 per share and expire five years from the date of issuance. The fair value of the warrants was estimated using a Black-Scholes model, incorporating the following assumptions:

Beginning stock price	$3.89
Exercise price	$4.53
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.75%
Expected life (in years)	5.00
Expected volatility	128.69%

As of the closing of the Company’s September 20, 2018 offering, the grant date fair value of the warrants issued to purchase up to 762,438 shares of common stock were estimated to be approximately $2.57 per share, or a total of approximately $2.0 million. The warrants sold in this offering have an exercise price of $3.16 per share, and expire five years from the initial exercise date, which is the six month anniversary of the date of issuance. The fair value of the warrants was estimated using a Black-Scholes model, incorporating the following assumptions:

Beginning stock price	$2.92
Exercise price	$3.16
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.77%
Expected life (in years)	5.50
Expected volatility	130.7%

Also, included in the September 20, 2018 offering the Company issued 120,000 pre-funded warrants.  The pre-funded warrants had an intrinsic value of $350,000.

5. Fair Value Measurement

The estimated nonrecurring fair value measurements associated with fixed asset purchases recorded as equipment financing obligations totaling approximately $975,000 and $719,000 during the years ended December 31, 2016 and 2017, respectively, were based on information provided by vendors, which involved the use of significant unobservable Level 3 inputs.

The estimated fair value of the terms of the credit facility entered into with Oxford Finance LLC in April 2014, or the April 2014 Credit Facility, at December 31, 2017 approximated its carrying value, which was determined using a discounted cash flow analysis. The analysis considered interest rates of instruments with similar maturity dates, which involved the use of significant unobservable Level 3 inputs.

Other Fair Value Measurements

As of the closing of the Company’s May 2016 public offering, the estimated grant date fair value of $51.60 per share associated with the warrants to purchase 38,784 shares of common stock issued in this offering, or a total of approximately $2.0 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$81.00
Exercise price	$117.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.23%
Expected life (in years)	5.00
Expected volatility	90.0%

As of the closing of the Company’s October 2016 public offering, the estimated grant date fair value of $17.10 per share associated with the warrants to purchase 303,333 shares of common stock issued in this offering, or a total of approximately $5.2 million, was recorded as an offset to additional paid-in capital. Additionally, the underwriters were granted a 30-day option to purchase up to 45,500 additional shares of common stock at a price of $30.993 per share, net of the underwriting discount, and/or additional warrants to purchase up to 45,500 shares of common stock at a price of $0.027 per warrant to cover overallotments, if any. The estimated fair value of the overallotment options of approximately $0.8 million was also recorded as an offset to additional paid-in capital. The fair values of these instruments were estimated using a Black-Scholes valuation model with the following assumptions:

	Overallotment Options	Warrants
Stock price	$27.90	$27.90
Exercise price	$30.993	$33.00
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.25%	1.24%
Expected life (in years)	0.08	5.00
Expected volatility	12.9%	80.0%

As of the closing of the Company’s March 31, 2017 offering, the estimated grant date fair value of $39.30 per share associated with the warrants to purchase up to 72,000 shares of common stock issued in this offering, or a total of approximately $2.8 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$63.90
Exercise price	$75.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.93%
Expected life (in years)	5.00
Expected volatility	80.0%

As of the closing of the Company’s August 9, 2017 offering, the estimated grant date fair value of $30.90 per share associated with the warrant to purchase up to 47,821 shares of common stock issued in this offering, or a total of approximately $1.5 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$41.70
Exercise price	$45.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.81%
Expected life (in years)	5.00
Expected volatility	100.0%

As of the closing of the Company’s December 8, 2017 offering, the estimated grant date fair value of $15.60 per share associated with the warrant to purchase up to 8,208 shares of common stock issued to the placement agent in this offering, or a total of approximately $0.1 million, was recorded as an offset to additional paid-in capital, and was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$22.197
Exercise price	$25.50
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.09%
Expected life (in years)	4.50
Expected volatility	100.0%